RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Summary of loans and leases receivable [Roll Forward]
Balance at beginning of year	$ 3,938	$ 7,373
New loans and advances	402	237
Repayments	(459)	(3,672)
Balance at end of year	$ 3,881	$ 3,938
Minimum
Related Party Transaction [Line Items]
Related party entity ownership percentage	10.00%	10.00%